Fair Value Measurements (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ 12,726,722	$ 1,557,789
Change in fair value	2,391,862	11,168,933
Reclassification to stockholders' equity (deficit)	(15,118,584)
Balance		$ 12,726,722